Note 8 - Primary Components of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Federal, state and foreign net operating losses	$ 78,474	$ 72,141
Stock based compensation	7,879	7,778
Accrued liabilities	585	503
Other temporary differences	3,045	6,510
Valuation allowance	$ (89,983)	$ (86,932)